Organization and Principal Activities (Details)	12 Months Ended
Mar. 31, 2025
Mint Incorporation Limited [Member]
Organization and Principal Activities [Line Items]
Date of incorporation	Oct. 18, 2023
CKL Holding Limited [Member]
Organization and Principal Activities [Line Items]
Date of incorporation	Oct. 27, 2023